ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

Schedule of Investments

September 30, 2021 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 98.0%

Aerospace/Defense – 4.5%
Boeing Co. (The)*	4,587	$1,008,865
Raytheon Technologies Corp.	12,668	1,088,941
Total Aerospace/Defense		2,097,806

Agriculture – 2.2%
Philip Morris International, Inc.	11,178	1,059,563

Banks – 11.6%
Bank of America Corp.	39,057	1,657,970
Citizens Financial Group, Inc.	21,538	1,011,855
State Street Corp.	13,724	1,162,697
Wells Fargo & Co.	35,746	1,658,972
Total Banks		5,491,494

Beverages – 1.8%
PepsiCo, Inc.	5,768	867,565

Biotechnology – 0.8%
BioMarin Pharmaceutical, Inc.*	4,876	376,866

Chemicals – 3.1%
DuPont de Nemours, Inc.	12,136	825,127
International Flavors & Fragrances, Inc.	4,699	628,350
Total Chemicals		1,453,477

Computers – 1.9%
KBR, Inc.	23,164	912,662

Diversified Financial Services – 4.2%
Capital One Financial Corp.	4,803	777,942
Intercontinental Exchange, Inc.	10,594	1,216,403
Total Diversified Financial Services		1,994,345

Electronics – 7.3%
Flex Ltd.*	32,823	580,310
Honeywell International, Inc.	4,707	999,202
nVent Electric PLC	24,587	794,898
Vontier Corp.	31,333	1,052,789
Total Electronics		3,427,199

Food – 3.4%
Mondelez International, Inc., Class A	16,805	977,715
US Foods Holding Corp.*	17,752	615,284
Total Food		1,592,999

Healthcare - Products – 4.6%
Alcon, Inc. (Switzerland)(a)	9,859	793,354
Medtronic PLC	11,056	1,385,869
Total Healthcare - Products		2,179,223

Healthcare - Services – 2.1%
Anthem, Inc.	2,653	989,038

Insurance – 6.1%
Chubb Ltd.	6,562	1,138,376
Markel Corp.*	522	623,858
Prudential Financial, Inc.	10,405	1,094,606
Total Insurance		2,856,840

Investments	Shares	Value
COMMON STOCKS (continued)

Internet – 6.3%
Alphabet, Inc., Class A*	609	$1,628,174
Amazon.com, Inc.*	126	413,915
Facebook, Inc., Class A*	2,663	903,795
Total Internet		2,945,884

Media – 4.3%
Comcast Corp., Class A	24,466	1,368,384
Discovery, Inc., Class A*(a)	25,522	647,748
Total Media		2,016,132

Mining – 1.1%
Arconic Corp.*	16,555	522,145

Oil & Gas – 5.0%
Chevron Corp.	10,316	1,046,558
EOG Resources, Inc.	10,283	825,416
Valero Energy Corp.	7,063	498,436
Total Oil & Gas		2,370,410

Pharmaceuticals – 9.0%
AstraZeneca PLC (United Kingdom)(b)	20,619	1,238,377
Cigna Corp.	4,641	928,942
CVS Health Corp.	11,559	980,897
Sanofi (France)(b)	23,023	1,109,939
Total Pharmaceuticals		4,258,155

REITS – 2.6%
American Tower Corp.	2,580	684,758
Boston Properties, Inc.	4,908	531,782
Total REITS		1,216,540

Retail – 5.2%
Advance Auto Parts, Inc.	3,886	811,747
Dollar General Corp.	3,187	676,090
TJX Cos., Inc. (The)	14,755	973,535
Total Retail		2,461,372

Semiconductors – 2.0%
KLA Corp.	1,281	428,507
Microchip Technology, Inc.	3,438	527,699
Total Semiconductors		956,206

Software – 4.4%
Fidelity National Information Services, Inc.	5,662	688,952
Microsoft Corp.	4,920	1,387,046
Total Software		2,075,998

Telecommunications – 2.9%
Verizon Communications, Inc.	25,390	1,371,314

Transportation – 1.6%
Norfolk Southern Corp.	3,100	741,675

Total Common Stocks (Cost $38,652,120)		46,234,908

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investments	Shares/ Principal	Value
MONEY MARKET FUND – 2.0%
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.01%(c) (Cost $922,962)	922,962	$922,962

REPURCHASE AGREEMENTS – 1.4%(d)
BofA Securities, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $250,000, (collateralized by various U.S. Government Agency Obligations, 1.50%-5.00%, 09/01/31-07/01/60, totaling $255,000)	$250,000	250,000
Daiwa Capital Markets America, dated 09/30/21, due 10/01/21, 0.05%, total to be received $150,311, (collateralized by various U.S. Government Agency Obligations, 0.00%-8.00%, 11/15/21-10/01/51, totaling $153,317)	150,311	150,311
RBC Dominion Securities, Inc., dated 09/30/21, due 10/01/21, 0.05%, total to be received $250,000, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/31/21-05/01/58, totaling $255,000)	250,000	250,000
Total Repurchase Agreements (Cost $650,311)		650,311
Total Investments – 101.4% (Cost $40,225,393)		47,808,181
Liabilities in Excess of Other Assets – (1.4%)		(667,009)
Net Assets – 100.0%		$47,141,172

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,412,200; the aggregate market value of the collateral held by the fund is $1,453,524. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $803,213.
(b)	American Depositary Receipt.
(c)	Rate shown reflects the 7-day yield as of September 30, 2021.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DOUBLELINE VALUE EQUITY ETF

Schedule of Investments (continued)

September 30, 2021 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2021, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$46,234,908	$–	$–	$46,234,908
Money Market Fund	922,962	–	–	922,962
Repurchase Agreements	–	650,311	–	650,311
Total	$47,157,870	$650,311	$–	$47,808,181

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	4.5%
Agriculture	2.2
Banks	11.6
Beverages	1.8
Biotechnology	0.8
Chemicals	3.1
Computers	1.9
Diversified Financial Services	4.2
Electronics	7.3
Food	3.4
Healthcare - Products	4.6
Healthcare - Services	2.1
Insurance	6.1
Internet	6.3
Media	4.3
Mining	1.1
Oil & Gas	5.0
Pharmaceuticals	9.0
REITS	2.6
Retail	5.2
Semiconductors	2.0
Software	4.4
Telecommunications	2.9
Transportation	1.6
Money Market Fund	2.0
Repurchase Agreements	1.4
Total Investments	101.4
Liabilities in Excess of Other Assets	(1.4)
Net Assets	100.0%